Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.2%
	Federal Home Loan Mortgage Corporation—37.5%
$1,582,094	2.500%, 9/1/2034	$1,598,581
1,127,513	3.000%, 3/1/2032	1,162,418
1,309,130	3.000%, 2/1/2033	1,352,930
1,858,274	3.000%, 1/1/2043	1,921,617
683,283	3.000%, 10/1/2045	703,371
1,308,950	3.000%, 11/1/2045	1,347,023
1,255,556	3.000%, 10/1/2046	1,285,014
2,022,198	3.000%, 10/1/2046	2,085,441
1,484,123	3.000%, 11/1/2046	1,518,943
3,226,782	3.000%, 1/1/2047	3,298,456
3,905,152	3.000%, 2/1/2047	3,996,775
2,908,010	3.000%, 8/1/2049	2,948,975
8,360,859	3.500%, 7/1/2042	8,802,256
4,843,205	3.500%, 9/1/2043	5,095,867
2,142,642	3.500%, 5/1/2046	2,257,768
2,514,306	3.500%, 10/1/2046	2,613,259
2,307,510	3.500%, 10/1/2046	2,414,188
1,536,429	3.500%, 11/1/2047	1,595,456
492,443	4.000%, 8/1/2025	513,427
4,890,187	4.000%, 12/1/2041	5,239,215
702,344	4.000%, 1/1/2042	752,473
2,092,928	4.000%, 9/1/2047	2,197,178
1,586,969	4.000%, 10/1/2047	1,675,539
1,302,823	4.000%, 11/1/2047	1,367,718
1,929,539	4.000%, 12/1/2047	2,025,651
941,827	4.000%, 2/1/2048	988,034
1,244,998	4.000%, 4/1/2048	1,305,456
876,903	4.000%, 6/1/2048	924,309
82,589	4.500%, 2/1/2024	85,602
194,169	4.500%, 6/1/2024	201,657
189,495	4.500%, 11/1/2039	205,945
482,476	4.500%, 4/1/2040	524,359
673,555	4.500%, 5/1/2040	732,026
1,146,845	4.500%, 5/1/2040	1,246,401
350,652	4.500%, 8/1/2040	381,091
1,559,682	4.500%, 9/1/2040	1,695,076
957,038	4.500%, 9/1/2040	1,040,117
1,722,472	4.500%, 9/1/2041	1,874,689
401,320	4.500%, 2/1/2048	432,710
358,906	4.500%, 8/1/2048	383,378
1,385	5.000%, 7/1/2020	1,388
434,255	5.000%, 1/1/2034	475,382
1,013,411	5.000%, 5/1/2034	1,110,306
112,676	5.000%, 2/1/2039	124,750
356,268	5.000%, 3/1/2039	394,447

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$240,609	5.000%, 7/1/2039	$265,641
653,947	5.000%, 9/1/2039	721,982
1,052,180	5.000%, 10/1/2039	1,161,646
3,529	5.500%, 3/1/2021	3,580
2,709,228	5.500%, 5/1/2034	3,023,336
385,196	5.500%, 12/1/2035	433,452
408,366	5.500%, 5/1/2036	459,278
25,856	5.500%, 6/1/2036	29,068
519,908	5.500%, 6/1/2036	586,587
63,849	5.500%, 9/1/2037	71,761
27,055	6.000%, 2/1/2032	30,517
223,558	6.500%, 10/1/2037	262,897
26,595	6.500%, 4/1/2038	31,300
44,142	6.500%, 10/1/2038	51,768
4,717	6.500%, 10/1/2038	5,547
272,165	7.000%, 12/1/2031	315,612
1,941	7.500%, 1/1/2021	1,976
72,543	7.500%, 1/1/2027	81,293
2,771	7.500%, 12/1/2029	3,221
68,770	7.500%, 5/1/2030	77,965
19,785	7.500%, 1/1/2031	23,066
38,675	7.500%, 2/1/2031	45,070
4,680	7.500%, 8/1/2031	5,481
	TOTAL	81,588,706
	Federal National Mortgage Association—44.8%
1,135,187	2.500%, 2/1/2028	1,148,259
984,517	2.500%, 9/1/2034	994,777
1,187,961	2.500%, 9/1/2034	1,198,299
2,069,649	3.000%, 10/1/2046	2,118,207
3,034,007	3.000%, 11/1/2046	3,105,191
3,023,440	3.000%, 11/1/2046	3,107,603
2,106,352	3.000%, 1/1/2047	2,155,772
1,925,966	3.000%, 1/1/2047	1,968,745
875,240	3.000%, 2/1/2047	902,613
3,783,538	3.000%, 7/1/2049	3,836,837
8,716,735	3.500%, 9/1/2042	9,193,264
4,853,032	3.500%, 12/1/2042	5,106,207
6,561,907	3.500%, 8/1/2046	6,831,434
1,248,558	3.500%, 8/1/2046	1,300,037
1,832,249	3.500%, 9/1/2046	1,906,935
3,244,260	3.500%, 10/1/2047	3,384,107
1,109,137	3.500%, 11/1/2047	1,151,055
2,040,479	3.500%, 1/1/2048	2,150,116
4,176,129	4.000%, 12/1/2031	4,431,126
1,159,313	4.000%, 2/1/2041	1,242,419
3,036,037	4.000%, 12/1/2041	3,253,678
4,146,325	4.000%, 3/1/2042	4,452,627
2,456,320	4.000%, 4/1/2042	2,630,100
3,021,040	4.000%, 6/1/2044	3,216,835

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$368,734	4.000%, 9/1/2046	$389,942
1,439,546	4.000%, 6/1/2047	1,522,722
1,054,090	4.000%, 11/1/2047	1,105,805
1,459,612	4.000%, 12/1/2047	1,543,720
735,292	4.000%, 1/1/2048	780,304
961,109	4.000%, 2/1/2048	1,008,382
595,118	4.000%, 2/1/2048	642,429
1,380,699	4.000%, 2/1/2048	1,447,316
1,559,344	4.000%, 2/1/2048	1,638,477
1,191,210	4.000%, 2/1/2048	1,249,428
566,667	4.000%, 3/1/2048	594,008
954,569	4.000%, 5/1/2048	999,134
337,351	4.000%, 6/1/2048	353,100
1,112,795	4.000%, 6/1/2048	1,163,356
1,062,087	4.500%, 10/1/2040	1,154,285
2,697,636	4.500%, 3/1/2041	2,925,070
87,547	4.500%, 6/1/2041	94,928
360,419	4.500%, 5/1/2048	382,246
221,334	5.000%, 1/1/2024	230,745
1,158,690	5.000%, 7/1/2034	1,269,889
81,980	5.000%, 11/1/2035	90,245
291,049	5.000%, 1/1/2039	322,239
811,304	5.000%, 7/1/2039	898,245
129,756	5.000%, 10/1/2039	143,256
1,028,539	5.000%, 11/1/2039	1,135,545
380,317	5.000%, 12/1/2039	419,884
91,332	5.000%, 1/1/2040	100,691
498,926	5.500%, 9/1/2034	558,901
9,290	6.000%, 10/1/2028	10,320
6,420	6.000%, 11/1/2028	7,139
9,377	6.000%, 12/1/2028	10,070
18,165	6.000%, 12/1/2028	20,174
11,568	6.000%, 12/1/2028	12,784
8,644	6.000%, 12/1/2028	9,540
497	6.000%, 12/1/2028	549
2,084	6.000%, 1/1/2029	2,291
8,733	6.000%, 1/1/2029	9,638
2,834	6.000%, 1/1/2029	3,133
436	6.000%, 1/1/2029	482
16,577	6.000%, 1/1/2029	18,321
524	6.000%, 3/1/2029	582
564	6.000%, 3/1/2029	629
43,901	6.000%, 5/1/2029	48,514
37,746	6.000%, 5/1/2029	41,790
614	6.000%, 11/1/2029	680
31,841	6.000%, 11/1/2029	35,332
4,983	6.000%, 4/1/2031	5,557
500,406	6.000%, 11/1/2034	570,844
33,111	6.000%, 5/1/2036	38,037

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$34,531	6.000%, 6/1/2036	$39,788
65,660	6.000%, 7/1/2036	75,457
170,686	6.000%, 9/1/2037	196,448
143,150	6.000%, 2/1/2038	165,041
83,465	6.000%, 4/1/2038	96,308
38,638	6.500%, 5/1/2031	44,018
29,099	6.500%, 6/1/2031	33,120
50,999	6.500%, 4/1/2032	57,892
208,956	6.500%, 9/1/2036	244,397
492,190	6.500%, 8/1/2037	576,812
61,925	7.000%, 8/1/2028	69,731
38,171	7.000%, 10/1/2028	42,910
21,388	7.000%, 6/1/2029	24,374
6,541	7.000%, 11/1/2031	7,579
198	7.000%, 11/1/2031	229
71,749	7.000%, 12/1/2031	82,693
5,944	7.000%, 12/1/2031	6,901
2,675	7.000%, 12/1/2031	3,111
1,060	7.000%, 1/1/2032	1,225
1,016	7.500%, 1/1/2030	1,183
	TOTAL	97,566,158
	Government National Mortgage Association—4.9%
3,533,869	3.500%, 2/20/2048	3,707,965
977,617	3.500%, 6/20/2049	1,008,977
1,240,940	3.500%, 9/20/2049	1,284,914
995,689	3.500%, 10/20/2049	1,031,984
1,247,364	3.500%, 11/20/2049	1,294,003
226,091	5.000%, 11/20/2038	248,568
73,296	5.000%, 12/20/2038	80,551
142,204	5.000%, 5/20/2039	156,424
562,923	5.000%, 8/20/2039	619,439
254,599	5.000%, 9/20/2039	280,206
232,819	5.500%, 12/20/2038	260,991
196,543	6.000%, 9/20/2038	224,799
26,945	7.500%, 12/15/2023	28,728
10,116	7.500%, 1/15/2026	11,262
11,654	7.500%, 2/15/2026	12,792
182,659	7.500%, 2/15/2028	206,822
3,649	7.500%, 6/15/2029	4,063
645	7.500%, 7/15/2029	743
782	7.500%, 7/15/2029	893
676	7.500%, 7/15/2029	712
4,200	7.500%, 9/15/2029	4,795
510	7.500%, 9/15/2029	585
6,572	7.500%, 10/15/2029	7,520
5,584	7.500%, 10/15/2029	6,456
2,263	7.500%, 10/15/2029	2,534
10,418	7.500%, 10/15/2029	11,985
54,148	7.500%, 6/15/2030	62,662

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$29,958		7.500%, 6/15/2030	$34,669
40,973		7.500%, 7/15/2030	47,416
73,637		8.250%, 10/15/2030	85,892
		TOTAL	10,729,350
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $180,435,141)	189,884,214
		ASSET-BACKED SECURITIES—0.3%
		Other—0.3%
308,936		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	311,282
198,555		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	199,014
157,086		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	157,380
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $664,509)	667,676
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.4%
		Federal National Mortgage Association—1.1%
2,339,655	[1]	FNMA REMIC, Series 2019-56, Class AF, 2.192% (1-month USLIBOR +0.400%), 10/25/2049	2,334,848
		Government National Mortgage Association—2.0%
2,217,705	[1]	GNMA REMIC, Series 2013-158, Class AB, 3.016% (1-month USLIBOR +0.000%), 8/16/2053	2,280,097
2,148,289		GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,176,062
		TOTAL	4,456,159
		Non-Agency Mortgage-Backed Securities—2.3%
209,663		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	125,047
487,609		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	491,569
1,188,074		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,197,845
62,654	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	40,133
1,010,237		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	983,989
2,079,930		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,097,403
		TOTAL	4,935,986
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,827,972)	11,726,993
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
		Agency Commercial Mortgage-Backed Securities—1.0%
2,134,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024 (IDENTIFIED COST $2,238,366)	2,198,359
		U.S. TREASURY—2.3%
		U.S. Treasury Notes—2.3%
5,000,000		United States Treasury Note, 1.625%, 11/15/2022 (IDENTIFIED COST $4,995,794)	5,001,056
		INVESTMENT COMPANY—3.5%
7,551,352		Federated Government Obligations Fund, Premier Shares, 1.53%[3] (IDENTIFIED COST $7,551,352)	7,551,352
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $207,713,134)	217,029,650
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	638,273
		TOTAL NET ASSETS—100%	$217,667,923

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2019	3,392,454
Purchases/Additions	52,767,534
Sales/Reductions	(48,608,636)
Balance of Shares Held 12/31/2019	7,551,352
Value	$7,551,352
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$119,341
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$189,884,214	$—	$189,884,214
Asset-Backed Securities	—	667,676	—	667,676
Collateralized Mortgage Obligations	—	11,726,993	—	11,726,993
Commercial Mortgage-Backed Securities	—	2,198,359	—	2,198,359
U.S. Treasury	—	5,001,056	—	5,001,056
Investment Company	7,551,352	—	—	7,551,352
TOTAL SECURITIES	$7,551,352	$209,478,298	$—	$217,029,650
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit